Derivative financial instruments - Total Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	£ 35,918,021	£ 36,522,344
Fair value derivative assets	237,669	346,626	£ 327,709
Fair value derivative liabilities	(238,345)	(340,487)	(324,252)
Barclays Bank PLC [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	35,923,730	36,522,344
Fair value derivative assets	237,987	346,820	327,870
Fair value derivative liabilities	(238,345)	(340,487)	£ (324,252)
Held for trading [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	35,686,673	36,185,820
Fair value derivative assets	237,504	345,624
Fair value derivative liabilities	(237,236)	(339,646)
Held for trading [member] | Barclays Bank PLC [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	35,747,945	36,261,030
Fair value derivative assets	237,741	345,834
Fair value derivative liabilities	(237,242)	(339,647)
Held for risk management [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	231,348	336,524
Fair value derivative assets	165	1,002
Fair value derivative liabilities	(1,109)	(841)
Held for risk management [Member] | Barclays Bank PLC [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional contract amount	175,785	261,314
Fair value derivative assets	246	986
Fair value derivative liabilities	£ (1,103)	£ (840)